Expense Example - FidelityEnduringOpportunitiesFund-PRO - FidelityEnduringOpportunitiesFund-PRO - Fidelity Enduring Opportunities Fund - Fidelity Enduring Opportunities Fund	Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 98
3 years	340
5 years	608
10 years	$ 1,375